Consolidated Statements of Financial Position - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 136,242,116	$ 141,263,880
Other financial assets	14,138,161	60,152,627
Other non-financial assets	5,611,861	8,601,209
Trade and other accounts receivable, net	191,284,680	190,524,354
Accounts receivable from related companies	5,370,232	5,788,683
Inventory	131,363,000	144,709,348
Current tax assets		1,702,296
Total Current Assets	484,010,050	552,742,397
Non-Current Assets:
Other financial assets	74,259,085	80,180,880
Other non-financial assets	47,394,345	35,246,823
Trade and other receivables	2,395,851	3,527,732
Accounts receivable from related parties	156,492	147,682
Investments accounted for under the equity method	86,809,069	77,197,781
Intangible assets other than goodwill	663,272,878	680,996,062
Goodwill	93,598,217	102,919,505
Property, plant and equipment	659,750,499	666,150,885
Deferred income tax assets	3,212,981
Total Non-Current Assets	1,630,849,417	1,646,367,350
Total Assets	2,114,859,467	2,199,109,747
Current Liabilities:
Other financial liabilities	67,981,405	64,800,570
Trade and other accounts payable	257,519,477	242,836,356
Accounts payable to related parties	33,961,437	44,120,335
Provisions	2,676,418	682,778
Income taxes payable	3,184,965	10,828,593
Employee benefits current provisions	35,955,643	35,653,431
Other non-financial liabilities	27,007,977	20,612,791
Total Current Liabilities	428,287,322	419,534,854
Other financial liabilities	675,767,201	721,570,587
Trade and other payables	1,132,926	9,509,827
Provisions	62,947,748	72,399,115
Deferred income tax liabilities	125,204,566	125,608,802
Post-employment benefit liabilities	8,286,355	8,157,745
Other non-financial liabilities		158,790
Non-Current Liabilities:	873,338,796	937,404,866
Equity:
Issued capital	270,737,574	270,737,574
Retained earnings	335,523,254	295,708,512
Other reserves	185,049,228	254,159,496
Equity attributable to equity holders of the parent	791,310,056	820,605,582
Non-controlling interests	21,923,293	21,564,445
Total Equity	813,233,349	842,170,027
Total Liabilities And Equity	$ 2,114,859,467	$ 2,199,109,747